Critical accounting estimates and judgements	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Critical accounting estimates and judgements

3	Critical accounting estimates and judgements

In the application of the Company’s accounting policies, the directors are required to make judgements, estimates and assumptions about the carrying amount of assets and liabilities that are not readily apparent from other sources. In addition, management has exercised judgment in establishing accounting policies related to revenue recognition under the Company’s global licensing arrangement. As no revenue has been recognized to date, this judgment has not had a significant effect on the amounts recognized in the consolidated financial statements as of the reporting date. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised, if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The estimates and assumptions which have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities are outlined below.

(1)	Impairment & useful life determination of indefinite-lived intangible assets

The Company’s intangible assets include intellectual property (“IP”) rights acquired separately. IP rights assessed as having indefinite useful lives are not amortized in accordance with IAS 38, as there is no foreseeable limit to the period over which they are expected to generate net cash inflows. Management exercised significant judgment in determining that the Company’s intellectual property rights have an indefinite useful life. This assessment considered the nature of the underlying technology platform, the absence of contractual or regulatory limits on its use, the expected product life cycles and anticipated commercialization timelines, as well as the ability to protect, maintain and enhance the technology through ongoing development, trade secrets and follow-on innovations. While certain components of the intellectual property are subject to statutory patent terms, management does not believe these terms, in isolation, impose a foreseeable limit on the period over which the intellectual property is expected to generate economic benefits.

The indefinite useful life assessment is reviewed at least annually and when events or changes in circumstances indicate that the classification may no longer be appropriate. The determination of an indefinite useful life has a significant effect on the consolidated financial statements, as the intellectual property is not amortized and is instead tested for impairment at least annually in accordance with IAS 36. The assumptions used in subsequent impairment assessments under IAS 36 are developed independently from the acquisition date valuation assumptions and reflect updated market and operating conditions.

Indefinite-lived IP rights are tested for impairment annually, or more frequently when indicators of impairment arise, as required by IAS 36. The impairment assessment involves the Company estimating the recoverable amount of the cash-generating unit (“CGU”) to which the IP right belongs. Management exercised significant judgment in identifying appropriate CGU to which the Company’s intellectual property assets are allocated for purposes of impairment testing. The judgement required consideration of how management monitors operations, the extent of interdependence between products and how future cash flows are generated. The determination of the CGU affects the Company’s assessment of impairment of its intangible assets.

Management also exercised significant judgement in determining key input assumptions for its impairment assessment, including forecasted cash flows, inclusive of revenue growth, the structure of future license arrangements, product launch dates, margins, as well as long-term growth rates and pre-tax discount rates, all that may impact the recoverable amount and could result in the recognition of an impairment loss. Management has determined that, while the recoverable amount of the CGU is sensitive to changes in certain key assumptions, reasonably possible changes in those assumptions, based on management’s assessment, would not be expected to result in the carrying amount of the CGU exceeding its recoverable amount as of the reporting date.

(2)	Going concern basis

Management has made an assessment of the Company’s ability to continue as a going concern and exercised significant judgment in concluding that the going concern basis of accounting is appropriate. In making this assessment, management considered the Company’s recurring losses, its limited cash balance at year end, its forecasted cash position to meet obligations as they fall due and its dependence on financial support from its principal shareholder and CEO to fund operations. Management also considered the receipt of a letter the Company’s CEO to provide financial support for a period of at least twelve months from the date that these consolidated financial statements are authorized, as well as the expected timing and risk associated with the receipt of cash flows under the NeuRX licensing arrangement and the financing arrangements entered into subsequent to December 31, 2025. Based on all the relevant factors, management has concluded that no material uncertainties exist that would cast significant doubt on the Company’s ability to continue as a going concern.